CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total WSP Holdings Limited's shareholders' equity	Ordinary share	Additional paid-in capital	Statutory non-distributable reserves	Retained earnings	Accumulated other comprehensive income	Non-controlling interests
Balance at Dec. 31, 2009	$ 434,312	$ 410,738	$ 21	$ 257,311	$ 37,119	$ 88,552	$ 27,735	$ 23,574
Balance (in shares) at Dec. 31, 2009			205,789,800
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	(2,000)	(2,000)	(1)	(1,999)
Repurchase of ordinary shares (in shares)			(1,414,574)
Net loss	(132,752)	(118,763)				(118,763)		(13,989)
Disposal of subsidiary	(3,480)							(3,480)
Foreign currency translation adjustment	6,695	7,056					7,056	(361)
Balance at Dec. 31, 2010	302,775	297,031	20	255,312	37,119	(30,211)	34,791	5,744
Balance (in shares) at Dec. 31, 2010			204,375,226
Increase (Decrease) in Stockholders' Equity
Net loss	(76,800)	(68,480)				(68,480)		(8,320)
Foreign currency translation adjustment	5,407	5,322					5,322	85
Balance at Dec. 31, 2011	231,382	233,873	20	255,312	37,119	(98,691)	40,113	(2,491)
Balance (in shares) at Dec. 31, 2011	204,375,226		204,375,226
Increase (Decrease) in Stockholders' Equity
Net loss	(89,871)	(84,185)				(84,185)		(5,686)
Disposal of Chaoyang	9,425							9,425
Foreign currency translation adjustment	1,458	1,466					1,466	(8)
Balance at Dec. 31, 2012	$ 152,394	$ 151,154	$ 20	$ 255,312	$ 37,119	$ (182,876)	$ 41,579	$ 1,240
Balance (in shares) at Dec. 31, 2012	204,375,226		204,375,226